Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions and contingent liabilities
26	Provisions and contingent liabilities
26.1 Provision

	12.31.2021	12.31.2020

Product warranties (i)	77.5	73.9
Provisions for labor, taxes and civil (ii)	53.7	55.4
Taxes (iii)	36.6	34.5
Post retirement benefits	39.4	27.9
Environmental provision	0.7	1.4
Others	21.5	19.6

	229.4	212.7

Current portion	108.9	98.5
Non-current portion	120.5	114.2

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 26.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.
Changes in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Others	Total
At December 31, 2018	98.0	58.4	31.7	31.4	2.4	20.5	242.4

Additions	54.2	23.8	—	63.9	2.3	—	144.2
Interest	—	5.2	2.2	—	—	—	7.4
Used/payments	(29.7)	(7.1)	—	(54.0)	(1.7)	(0.4)	(92.9)
Reversals	(43.2)	(10.6)	(1.8)	—	—	—	(55.6)
Translation adjustments	(0.2)	(1.9)	(0.7)	0.4	(0.1)	(0.6)	(3.1)
Reclassification - Liabilities held for sale	(12.0)	(1.4)	(19.7)	—	(2.6)	(3.8)	(39.5)

At December 31, 2019	67.1	66.4	11.7	41.7	0.3	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	4.5	205.1
Interest	—	5.4	3.6	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	19.6	212.7

Additions	43.3	6.0	11.8	37.9	0.5	1.9	101.4
Interest	—	3.8	1.7	—	—	—	5.5
Used/payments	(25.9)	(4.8)	(0.3)	(32.4)	(0.9)	—	(64.3)
Reversals	(13.6)	(2.7)	—	—	—	—	(16.3)
Translation adjustments	(0.2)	(4.0)	(1.7)	(3.4)	(0.3)	—	(9.6)

At December 31, 2021	77.5	53.7	39.4	36.6	0.7	21.5	229.4

26.1.1 Labor, tax and civil provisions

	12.31.2021	12.31.2020

Tax related
IRPJ (i)	10.5	10.8
PIS and COFINS	7.3	4.2
Social security contributions (ii)	1.7	1.8
Import taxes (iii)	0.6	0.6
Others	2.1	0.2

	22.2	17.6
Labor related
Plurimas 461/1379 (iv)	6.7	6.5
Reintegration (v)	6.9	5.7
Overtime (vi)	3.9	6.2
Dangerousness (vii)	2.0	1.3
Indemnity (viii)	3.8	4.9
Third parties	1.0	1.5
Others	7.0	11.5

	31.3	37.6
Civil related
Indemnity (ix)	0.2	0.2

	0.2	0.2

	53.7	55.4

Current portion	18.7	16.7
Non-current portion	35.0	38.7

(i)	The Company has obtained an injunction to suspend collection of withholding tax related to values transferred overseas. The related legal demand is pending completion.
(ii)
During 2002, the Company was notified by the authorities for failing to withhold social security contributions from service providers, being two notifications already closed and the remaining pending completion. In 2021, there was an addition of provision related to a process of social security related to one of the Company’s subsidiaries in the amount of US$ 1.0.

(iii)
Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (
Supremo Tribunal de Justiça
).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Requests for payment of alleged differences in relation to overtime.
(vii)	Requests that seek recognition of hazardous activity.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some type of legal relationship with the Company.
The tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy and the amounts shown here represent the estimated amounts that the Company’s legal department, supported by its external counsel, expect the Company to have to disburse to settle the lawsuits.
26.2 Contingent liabilities
Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy, in the opinion of the Company’s legal department, supported by its external counsel. When the contingent liability arises from the same set of circumstances as an existing provision, the type of the corresponding provision is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

(i)	The Company has a legal dispute over AIIM on SAT / Agentes Nocivos from 2003 in the amount of US$ 5.6 on December 31, 2021 (US$ 6.0 on December 31, 2020).

(ii)	The Company has a dispute about the transfer price calculation from the year 2009 in the amount of US$ 7.7 on December 31, 2021 (US$ 8.0 on December 31, 2020).

(iii)	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 82.7 on December 31, 2021 (US$ 86.8 on December 31, 2020).

(iv)
The Company has a dispute on the 2007 Tax Assessment Notice regarding the validity of the provisions contained in the Normative Instruction No. 213/02, which determined the taxation of profits from abroad through the application of Brazilian rules. The dispute involves transfer pricing in loans between associates, equity method, among others. On September 1, 2010, decadence had been accepted to exclude the requirements of the first three quarters of 2002, and it was determined to carry out diligence to collect information requested by the National Treasury Attorney (
Procuradoria da Fazenda Nacional
- PNF). In April 2019 the judge trial was converted into diligence. The amount is US$ 155.9 on December 31, 2021 (US$ 157.9 on December 31, 2020).

(v)
The Company has a discussion on the disallowance of credits launched in several PERDCOMPs (electronic request for reimbursement or refund and tax offset statement program in Brazil) in the amount of US$ 58.1 on December 31, 2021 (US$ 56.8 on December 31, 2020).

(vi)
Other tax lawsuits in the amount of US$ 7.0 on December 31, 2021 (US$ 0.5 as of December 31, 2020). In addition, on February 2021, the Company received tax notice related to supposed claims of ICMS DIFAL in 2016 in the updated amount of US$ 6.0 on December 31, 2021. However, the Brazilian Supreme Court (
Supremo Tribunal Federal
- STF) had called ICMS DIFAL unconstitutional, the Company understands such subject must be disclosed as contingent liabilities since the matter could still be discussed by the Brazilian Tax Authorities in the coming periods.

(vii)	The Company has contingent liabilities amounting to US$ 20.7 on December 31, 2021 (US$ 26.8 on December 31, 2020) related to several labor claims.
Items (ii), (iii), (iv) and (v) described above relates to income tax matters as disclosed in Note 24.4.
26.3 FCPA investigations and settlements
In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the United States (Foreign Corrupt Practices Act of 1977 or FCPA) and for the resolution of allegations regarding violations of certain Brazilian laws in four aircraft transactions outside Brazil between 2007 and 2011. In February 2017, the Company entered into an Exoneration Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company and the Attorney General’s Office of the Dominican Republic entered into a collaboration agreement whereby the Company undertook to collaborate with the investigations in that country.
Related proceedings and developments are ongoing and could result in additional fines and other sanctions and adverse consequences, which may be substantial. The Company believes that there is no adequate basis at this time for estimating accruals or quantifying any contingencies with respect to these matters and its developments.
The Company will continue to cooperate with governmental authorities, as circumstances may require
26.4 Arbitration Proceedings - The Boeing Company (“Boeing”)
Embraer is pursuing all appropriate remedies against Boeing for damages suffered by Embraer due to wrongful termination and violation of the MTA and Contribution Agreement by Boeing, including by means of arbitration proceedings initiated by both sides in connection with the termination of the MTA and/or the Contribution Agreement by Boeing. There are no guarantees with respect to the timing or outcome of arbitration proceedings or any remedies that Embraer may receive or loss that Embraer may suffer as a result of or in connection with such arbitration proceedings.
26.
5
Post-retirement benefits
26.
5
.1 Post-retirement healthcare benefits provided by the Company
The Company provided healthcare plan for employees in Brazil, which based on its conditions, is classified as a post-employment benefit. Under this healthcare plan, employees who retire from the Company have the option of remaining in the plan, contributing the full amount charged by the insurance company. However, due to certain rules for increases under Brazilian law, there could be times the contribution made by the retired employees is insufficient to cover the medical plan costs, which would represent exposure for the Company. The actuarial liability recognized as of December 31, 2021 was US$ 36.5 (US$ 24.7 as of December 31, 2020). The increase observed in 2021 is related to remeasurement of the plan based on updated actuarial assumptions and increase of inflation associated with healthcare.
Embraer Aircraft Holding, Inc. (domiciliated in the United States of America) sponsors a post-retirement healthcare plan for employees hired up to 2007. The expected costs of pension and provision of post-employment medical benefit for the individual employees and their dependents are provided on an accrual basis based on actuarial studies and the calculation is reviewed annually. The actuarial liability recognized as of December 31, 2021 was US$ 2.9 (US$ 3.2 as of December 31, 2020).
26.
5
.2 Defined contribution pension plan
The Company and certain subsidiaries in Brazil sponsor a defined contribution pension plan for their employees, participation in which is optional. The Company’s contributions to the plan for the years ended December 31, 2021 and 2020 were US$ 12.0 and US$ 12.3, respectively.